                    STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000

Direct Dial: (215) 564-8071
                                  April 4, 2005

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      The Crowley Portfolio Group, Inc. (the "Fund")
                  SEC File Nos. 33-30975, 811-5875

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Act"),  this letter serves as  certification  that the form of  Prospectus  and
Statement of Additional  Information  that would have been filed under paragraph
(c) of Rule 497 would not have differed from those  contained in  Post-Effective
Amendment  Nos.  19/21  (the "Post  Effective  Amendment")  to the  Registration
Statement  of the  Fund.  The  Post  Effective  Amendment  was  filed  with  the
Securities and Exchange Commission  electronically on March 29, 2005 pursuant to
Rule 485(b) under the Act.

     Please direct any questions or comments  relating to this  certification to me at the above phone number.

                                              Very truly yours,

                                              /s/ Thomas R. Phillips
                                              Thomas R. Phillips

cc: Robert A. Crowley, The Crowley Portfolio Group, Inc.